Subsequent Events - Additional Information (Detail) - Black Sky - Subsequent Event	Feb. 17, 2021 USD ($) $ / shares
Purchase price	$ 10.00
Business combination, transferred other | $	$ 925,000,000
Class B common stock par value	$ 0.00001
Cash payable per share	$ 0.00001